Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

The Company’s financial assets and liabilities carried at fair value on a recurring basis, including the level in the fair value hierarchy, on June 30, 2024 and March 31, 2024 are presented below.

	As of June 30, 2024
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$4,140	$—	$—	$4,140
Other equity interests	—	194	—	194
Debt securities available-for-sale, other	—	477	1,942	2,419
Liabilities:
Warrant liability	180	—	—	180
Prepaid forward liability	14	—	—	14

	As of March 31, 2024
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$4,897	$—	$—	$4,897
Other equity interests	—	558	—	558
Debt securities available-for-sale, other	—	998	1,964	2,962
Liabilities:
Warrant liability	178	—	—	178
Prepaid forward liability	14	—	—	14

The Company’s financial assets and liabilities carried at fair value on a recurring basis, including the level in the fair value hierarchy, on March 31, 2024 and 2023 are presented below:

	As of March 31, 2024
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$4,897	$—	$—	$4,897
Other equity interests	—	558	—	558
Debt securities available-for-sale, other	—	998	1,964	2,962
Liabilities:
Warrant liability	178	—	—	178
Prepaid forward liability	14	—	—	14

	As of March 31, 2023
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$8,837	$—	$—	$8,837
Put Options	3,991	—	—	3,991
Debt securities available-for-sale
Corporate debt securities (L Bonds)	—	73,822	—	73,822
Other debt securities	—	998	2,078	3,076
Liabilities:
Derivative liability	—	—	3,513	3,513

Schedule of Reconciliation of Gain (Loss) on Investments

A reconciliation of gain (loss) on financial instruments, net for each of the periods presented herein is included in the tables below (in thousands):

	Three Months Ended June 30,
	2024	2023
Public equity securities:
Related party equity securities	$—	$(3,566)
Other public equity securities	(757)	(220)
Put options	—	(2,328)
Warrant liability	(2)	1,485
Prepaid forward liability	—	(92)
Derivative liability	—	1,418
Other equity securities and interests
Related party, with a readily determinable fair value	(365)	—
Other, without a readily determinable fair value	(59)	(158)
Gain (loss) on financial instruments, net	$(1,183)	$(3,461)

A reconciliation of gain (loss) on financial instruments, net for each of the periods presented herein is included in the tables below (in thousands):

	Year Ended March 31,
	2024	2023
Public equity securities
Related party equity securities	$(3,702)	$(63,536)
Other public equity securities	(237)	523
Put options	(3,023)	(3,460)
Warrant liability	2,477	—
Prepaid forward liability	(14)	—
Derivative liability	1,581	4,595
Other equity securities and interests
Related party, with a readily determinable fair value(1)	(63,755)	—
Other, without a readily determinable fair value	(37,848)	10,457
Gain (loss) on financial instruments, net	$(104,521)	$(51,421)

(1)	Includes realized net gains of $13.7 million related to the Company’s previously classified available-for-sale debt securities upon reclassification from accumulated other comprehensive income during the year ended March 31, 2024.

Schedule of Fair Value Measured on Recurring Basis Unobservable Input Reconciliation

	Fair Value	Valuation Methodology	Unobservable Inputs	Range	Weighted Average
June 30, 2024	$1,942	Market Approach	Enterprise value-to-revenue multiple	0.2x - 18.9x	1.80x
March 31, 2024	$1,964	Market Approach	Enterprise value-to-revenue multiple	0.2x - 18.9x	1.77x

	Fair Value	Valuation Methodology	Unobservable Inputs	Range	Weighted Average
March 31, 2024	$1,964	Market Approach	Enterprise value-to-revenue multiple	0.2x – 18.9x	1.77x
March 31, 2023	$2,078	Market Approach	Enterprise value-to-revenue multiple	0.2x – 18.9x	1.74x

The following table reconciles the beginning and ending fair value of our Level 3 other debt securities:

	Year Ended March 31,
(Dollars in thousands)	2024	2023
Beginning balance	$2,078	$3,000
Gains (losses) recognized in accumulated other comprehensive income (loss)(1)	(114)	(922)
Ending balance	$1,964	$2,078

(1)	Recorded in unrealized gain (loss) on available-for-sale debt securities.
	Fair Value	Valuation Methodology	Unobservable Inputs	Range of Targets
March 31, 2023	$3,513	Discounted cash flow	Alternative asset beta to equity markets	0.42 – 1.67
			Alternative asset market discount rate	0.10
			Distribution rate	0.03 – 0.06
			Equity market risk premiums	0.07
			Net asset value volatilities	0.09 – 0.84
			Enhanced return discount rate	0.12

Schedule of Fair Value Measured on Recurring Basis Unobservable Input Reconciliation

The following table reconciles the beginning and ending fair value of our Level 3 other debt securities:

(Dollars in thousands)	Three Months Ended June 30,
	2024	2023
Beginning balance	$1,964	$2,078
Gains (losses) recognized in accumulated other comprehensive income (loss)(1)	(22)	105
Ending balance	$1,942	$2,183

(1)	Recorded in unrealized gain (loss) on available-for-sale debt securities.

The following table reconciles the beginning and ending fair value of our Level 3 other debt securities:

	Year Ended March 31,
(Dollars in thousands)	2024	2023
Beginning balance	$2,078	$3,000
Gains (losses) recognized in accumulated other comprehensive income (loss)(1)	(114)	(922)
Ending balance	$1,964	$2,078

(1)	Recorded in unrealized gain (loss) on available-for-sale debt securities.

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

Three Months Ended June 30,
2023
Beginning balance	$3,513
Gains recognized in earnings(1)	(1,418)
Gain recognized in loss on extinguishment of debt, net	—
Ending balance	$2,095

(1)	Recorded in (gain) loss on financial instruments, net.

(dollars in thousands)	Year Ended March 31, 2024	Year Ended March 31, 2023
Beginning balance	$3,513	$8,108
(Gains) losses recognized in earnings(1)	(1,581)	(4,595)
Gain recognized in loss on extinguishment of debt, net	(1,932)	—
Ending balance	$—	$3,513

(1)	Recorded in (gain) loss on financial instruments, net.

Schedule of Goodwill

The change in goodwill at each reporting unit was as follows:

	March 31, 2024	Impairment	June 30, 2024
Ben Liquidity	$—	$—	$—
Ben Custody	10,896	(3,129)	7,767
Ben Insurance	—	—	—
Ben Markets	2,710	(265)	2,445
Total Goodwill	$13,606	$(3,394)	$10,212

The change in goodwill at each reporting unit was as follows:

(dollars in thousands)	March 31, 2023	Impairment	March 31, 2024
Ben Liquidity	$1,725,880	$(1,725,880)	$—
Ben Custody	594,219	(583,323)	10,896
Ben Insurance	37,942	(37,942)	—
Ben Markets	9,885	(7,175)	2,710
Total Goodwill	$2,367,926	$(2,354,320)	$13,606

Schedule of Fair Value Disclosure of Asset and Liability Not Measured at Fair Value

The carrying amounts and estimated fair values of the Company’s financial instruments not recorded at fair value as of June 30, 2024 and March 31, 2024, were as noted in the table below:

	As of June 30, 2024
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$4,399	$4,399
Restricted cash	1	314	314
Financial liabilities:
Debt due to related parties, net	2	120,554	134,031
Accounts payable and accrued expenses	1	103,012	103,012

	As of March 31, 2024
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$7,913	$7,913
Restricted cash	1	64	64
Financial liabilities:
Debt due to related parties, net	2	120,505	129,327
Accounts payable and accrued expenses	1	157,157	157,157

The carrying amounts and estimated fair values of the Company’s financial instruments not recorded at fair value as of March 31, 2024 and 2023, were as noted in the table below:

	As of March 31, 2024
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$7,913	$7,913
Restricted cash	1	64	64
Financial liabilities:
Debt due to related parties	2	120,505	129,327
Accounts payable and accrued expenses	1	157,157	157,157

	As of March 31, 2023
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$8,726	$8,726
Restricted cash	1	819	819
Financial liabilities:
Customer ExAlt Trusts loan payable, net	2	52,129	56,635
Debt due to related parties, net	2	99,314	96,465
Accounts payable and accrued expenses	1	65,724	65,724